Shareholder Report, Average Annual Return (Details)	6 Months Ended	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
C000012489
Average Annual Return [Line Items]
Line Graph and Table Measure Name	DF Dent Premier Growth Fund
C000102025
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor
Without Sales Load [Member] | C000012489
Average Annual Return [Line Items]
Average Annual Return, Percent		14.66%	9.06%	11.90%
Without Sales Load [Member] | C000102025
Average Annual Return [Line Items]
Average Annual Return, Percent		11.15%	6.81%	10.36%
Without Sales Load [Member] | C000195205
Average Annual Return [Line Items]
Average Annual Return, Percent		11.16%	6.85%	10.41%
Without Sales Load [Member] | C000231957
Average Annual Return [Line Items]
Average Annual Return, Percent		11.32%	6.88%	10.40%
Without Sales Load [Member] | C000115949
Average Annual Return [Line Items]
Average Annual Return, Percent		10.91%	7.84%	9.71%
Without Sales Load [Member] | C000195206
Average Annual Return [Line Items]
Average Annual Return, Percent		11.07%	7.94%	9.79%
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent		25.02%	14.53%	13.10%
Russell 2500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2500 Index
Average Annual Return, Percent		12.00%	8.77%	8.85%
Russell 2500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2500 Index
Average Annual Return, Percent		12.00%	8.77%	8.85%
Russell 2500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2500 Index
Average Annual Return, Percent		12.00%	8.77%	8.85%
Russell 2000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent		11.54%	7.40%	7.82%
Russell 2000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent		11.54%	7.40%	7.82%
Russell Midcap Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap Growth Index
Average Annual Return, Percent		22.10%	11.47%	11.54%
Russell Midcap Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap Growth Index
Average Annual Return, Percent		22.10%	11.47%	11.54%
Russell Midcap Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap Growth Index
Average Annual Return, Percent		22.10%	11.47%	11.54%
Russell 2000 Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Growth Index
Average Annual Return, Percent		15.15%	6.86%	8.09%
Russell 2000 Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Growth Index
Average Annual Return, Percent		15.15%	6.86%	8.09%